                                  MGI FUNDS(TM)

                                  SUPPLEMENT TO
                          THE CLASS S SHARES PROSPECTUS
                              DATED JULY 31, 2006,
                               AS SUPPLEMENTED ON
                        MARCH 22, 2007 AND APRIL 2, 2007
                                       AND
                          THE CLASS Y SHARES PROSPECTUS
                              DATED JULY 31, 2006,
                               AS SUPPLEMENTED ON
                                OCTOBER 12, 2006,
                        MARCH 22, 2007, AND APRIL 2, 2007

                  The date of this Supplement is June 12, 2007.

The following  changes are made in the  prospectuses  of the Class S Shares (the
"Class S  Prospectus")  and of the Class Y-1,  Y-2, and Y-3 Shares (the "Class Y
Prospectus") of MGI Funds (the "Trust"):

     1. The following information relating to the MGI US Large Cap Growth Equity
Fund is added to the  section  entitled  "The  Subadvisors"  located  on page 14
(continuing  onto pages 15 and 16) of the Class S Prospectus and located on page
13 (continuing onto pages 14 and 15) of the Class Y Prospectus:

Winslow  Capital  Management,  Inc.  ("Winslow"),  located at 4720 IDS Tower, 80
South Eighth Street, Minneapolis, Minnesota 55402, serves as a subadvisor to the
Fund.  Messrs.  Clark J. Winslow,  Justin H. Kelly, and R. Bart Wear are jointly and primarily  responsible for the day-to-day  management of Winslow's allocated portion of the Fund's  portfolio.  Mr. Winslow has served as the Chief Executive
Officer and a portfolio  manager of Winslow since 1992. Mr. Winslow has 41 years of investment  experience and has managed investment  portfolios since 1975. Mr.
Kelly is a Managing  Director and portfolio manager of Winslow and has been with the firm since 1999.  Previously,  Mr. Kelly was a Vice President and co-head of the  Technology  Team at Investment  Advisers,  Inc. from 1997 to 1999.  For the prior four years, he was an an investment  banker for Prudential  Securities and then Salomon Brothers.  He is also a Chartered Financial Analyst.  Mr. Wear is a
Managing  Director and  portfolio  manager of Winslow and has been with the firm since 1997.  He  previously  was a partner and equity  manager at Baird  Capital
Management.  Prior  thereto,  he was the lead equity  manager and analyst of the mid-to-large  capitalization  growth product at Firstar Investment  Research and
Management Company.  He is also a Chartered Financial Analyst.  The SAI provides additional  information  about  each  portfolio  manager's  compensation,  other accounts  managed  by each  portfolio  manager,  and  each  portfolio  manager's ownership of securities in the Fund, if any.

Securities Selection

In managing its  allocated  portion of the Fund's  portfolio,  Winslow  seeks to invest in  companies  with  above-average  earnings  growth to provide  the best opportunity  for  achieving  superior  portfolio  returns  over the  long  term.
Valuation relative to Winslow's estimated earnings growth rate is also important in selecting a stock. In Winslow's  allocated  portion of the Fund's  portfolio,
Winslow  invests in  companies it believes can deliver  future  annual  earnings growth of at least  12%,  with a rising  return  on  invested  capital.  Winslow invests in companies with three types of earnings growth:  long-term sustainable earnings  growth,  cyclical  growth in the right  part of the  cycle,  and newer industries with rapid growth.

The  high-quality  growth  companies  that Winslow  selects  exhibit many of the following characteristics:

     o    addresses markets with growth opportunities
     o    leading or gaining market share
     o    identifiable and sustainable competitive advantages
     o    a  management  team  that can  perpetuate  the  company's  competitive advantages
     o    high, and preferably rising, return on invested capital

In  order  to  identify  investment  candidates,   Winslow  begins  by  using  a
quantitative  screen of the 700  companies in the Russell 1000 Index with market capitalizations  exceeding  $4 billion,  complemented  with a limited  number of companies  that are  either  not in the index  and/or  are below the $4  billion market  capitalization  limit.  Winslow  screens for factors such as revenue and earnings growth,  return on invested  capital,  earnings  consistency,  earnings revisions, low financial leverage, and high free cash flow rates relative to net income.  This process narrows the list to approximately  300 companies.  Winslow then  conducts a  detailed  assessment  of each  company,  seeking  to  identify companies with the above  characteristics  and narrows the list to approximately
100 companies that Winslow actively analyzes.

Winslow's  allocated  portion of the Fund's portfolio will typically be invested in 50 to 60 different  stocks,  selected by team  decision-making.  In selecting those  stocks,  Winslow is attentive to four factors in portfolio  construction:
sector weightings,  variations in earnings growth rates, market capitalizations, and price/earnings  ratios.  Winslow also employs a sell discipline  pursuant to which  Winslow  will  sell  some  or all of its  position  in a stock  when,  in
Winslow's  view, the stock becomes fully valued,  or the position  exceeds 5% of
Winslow's allocated portion of the Fund's portfolio. Winslow also will sell some or all of its position in a  particular  stock when  Winslow  believes  that the fundamental  business  prospects of the company are  diverging  negatively  from
Winslow's basis for investment.

     2. On page A-3 of the Class S and the Class Y  Prospectuses,  the composite performance  results  set  forth  below are  added to the  portion  of the table relating to the MGI US Large Cap Growth Equity Fund:

                              Average Annual Total Returns (%) - Periods Ending
                                                June 30, 2006
                              -------------------------------------------------
                                1 Year       3 Years      5 Years     10 Years
                              ------------ ------------ ------------ ----------

Winslow Capital Management
Large Cap Growth Composite       10.19         12.48        1.65         6.73
Russell 1000(R)Index              9.08         12.04        3.12         8.56

Disclosures:

Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the  separate  or  commingled  account  composite  record of the  managers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission, or inaccuracy in such information.

(C)Copyright 2005, Mercer Global Investments, Inc.

     3. On page  A-5 of the  Class S and  Class Y  Prospectuses,  the  paragraph describing  Winslow's  performance  composite set forth below is added following the  pargraph  describing  the  performance  composite  of  Enhanced  Investment
Technologies, LLC:

     Winslow is an  investment  adviser  that invests  primarily in  U.S.-based, large cap growth equity securities. Winslow does not use any form of leverage in managing its portfolios.  Winslow is an independent  investment management firm, and is not affiliated with any parent  organization.  Performance  data reflects the total  return of all  Winslow  tax-exempt  large cap  growth  accounts  on a dollar-weighted  basis in the composite,  calculated in U.S.  dollars.  Accounts with significant  client-imposed  investment  restrictions are not included. The minimum  account size required for an account to be included in the composite is
$5 million.  Performance  data for the Large Cap Growth composite begins on July
1, 1992 and is GIPS(R)compliant from October 1, 1992, going forward. Performance returns  from July 1, 1992 to  September  30,  1992 are not in  compliance  with
GIPS(R)because  the Large Cap Growth composite  consisted of two  representative
taxable   accounts,   the  only  accounts  managed  for  the  complete  quarter.
Performance results for the full historical period are time-weighted.  Quarterly
composite   performance   results   for   the   full   historical   period   are
dollar-weighted.  The performance  results reflect the reinvestment of dividends and  other  earnings.  Trade  date  accounting  is used for the full  historical period.  For the full  historical  period,  all of the  composite  accounts were fee-paying  portfolios.  Performance  results are net of  management  fees.  Net performance  has been  calculated  by  deducting  the  highest fee payable by an account in this composite, as follows: 0.75% of assets, annually, from July 1992 to December  2001;  0.65% of assets,  annually,  from January 2002 to June 2004;
0.70% of assets, annually, from July 2004 to December 2004; and 0.60% of assets, annually,  thereafter.  Net-of-fee  performance  returns reflect the compounding effect of such fees. The  investment  advisory fee schedule is disclosed in Part
II of Winslow's Form ADV. The benchmark  against which this composite is managed is the Russell 1000 Growth Index.

     4. On page A-11 of the Class S and the Class Y Prospectuses,  the bar chart depicting composite performance is deleted and replaced with the following:

                    Annual Total Returns(%) - Calendar Years
                        CORE OPPORTUNISTIC FIXED INCOME

Sands Large Growth
38.1%  30.2%  54.1%  47.6% -18.4% -15.8% -27.2%  36.3%  20.5%  10.5%
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

INTECH Large Growth
23.4%  41.1%  57.5%  25.9%  -5.5% -5.1% -15.4%  28.7%  15.2%   7.5%
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

Winslow Large Cap Growth
N/A    28.8%  30.7%  21.6% -10.3% -15.3% -28.3%  29.2%  14.1%  10.3%
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005

                                  MGI FUNDS(TM)

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2006,
                               AS SUPPLEMENTED ON
                        MARCH 22, 2007 AND APRIL 2, 2007

                  The date of this Supplement is June 12, 2007.

The following  changes are made in the Statement of Additional  Information (the
"SAI") of MGI Funds (the "Trust"):

     1. In the section of the SAI entitled "Subadvisors and Portfolio Managers,"
the  following   information  relating  to  Winslow  Capital  Management,   Inc.
("Winslow")  is added  immediately  following  the  paragraph  describing  Sands
Capital Management, LLC located on page 35:

Winslow Capital Management,  Inc.  ("Winslow"),  4720 IDS Tower, 80 South Eighth
Street, Minneapolis, Minnesota 55402, serves as a subadvisor to the MGI US Large
Cap Growth Equity Fund. Winslow is registered as an investment adviser under the
Advisers Act and is 100% owned by its management and employees.  Each of Messrs.
Clark J. Winslow, Justin H. Kelly, and R. Bart Wear has an ownership interest in excess of 25% of  Winslow,  and is  therefore  deemed to be a control  person of
Winslow.

     2. The following  summary of Winslow's proxy voting policies and procedures are inserted on page B-17  immediately  following  the proxy voting  policies of
Sands Capital Management, LLC:

                        Winslow Capital Management, Inc.
                 Summary of Proxy Voting Policies and Procedures

Winslow,  pursuant to Rule  206(4)-6  under the Advisers  Act, has adopted Proxy
Voting Policies and Procedures  pursuant to which Winslow has undertaken to vote all proxies or other  beneficial  interests in an equity security  prudently and solely in the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals  or groups who may have an  economic  interest  in the  outcome of a proxy vote.

Winslow will vote all proxies appurtenant to shares of corporate stock held by a plan or account  with respect to which  Winslow  serves as  investment  manager, unless the  investment  management  contract  expressly  precludes  Winslow,  as investment manager, from voting such proxy.

Winslow has delegated the authority to vote proxies in accordance with its Proxy
Voting  Policies  and  Procedures  to ISS, a third  party  proxy-voting  agency.
Winslow subscribes to ISS's Implied Consent service feature.  As ISS research is completed,  the ISS Account  Manager  executes  the ballots as  Winslow's  agent according to the vote recommendations and consistent with the ISS Standard Proxy
Voting Guidelines.

Winslow retains the ability to override any vote if Winslow disagrees with ISS's vote  recommendation,  and always maintains the option to review and amend votes before they are cast,  except in the case of a conflict of interest.  When there is an  apparent  conflict  of  interest,  or the  appearance  of a  conflict  of interest,  e.g.,  where  Winslow may receive fees from a company for advisory or other  services at the same time that  Winslow has  investments  in the stock of that  company,  Winslow  will  follow the vote  recommendation  of ISS.  Winslow retains documentation of all amended votes.

     3. In  Appendix  C,  entitled  "Additional  Information  About  the  Funds'
Portfolio  Managers," the following  description relating to Winslow is added on page C-2 under the heading "MGI US Large Cap Growth Equity Fund":

Winslow Capital Management, Inc. ("Winslow")

In an effort to retain key personnel,  Winslow has structured compensation plans for  portfolio  managers  and other key  personnel  that  Winslow  believes  are competitive  with other investment  management  firms.  Specifically,  portfolio managers  receive a base  salary and an annual  incentive  based on  performance against individual and organizational  objectives,  as well as Winslow's overall results.  The  compensation  plans  are  designed  to  align  portfolio  manager compensation with investors' goals by rewarding  portfolio managers who meet the long-term objective of consistent,  superior investment results, measured by the performance of the product under the portfolio managers' management.

At Winslow,  the  portfolio  managers are  substantial  owners of the firm.  The financial success of the portfolio managers/owners (base salary and share of the earnings)  is a direct  result of  providing  favorable  long-term  results  for clients. The firm establishes  salaries at competitive levels,  verified through
industry   surveys,   to  attract  and  maintain  the  best   professional   and
administrative   personnel.   Portfolio   manager   compensation   packages  are
independent  of  advisory  fees  collected  on any given  client  account  under management.  In  addition,  an  incentive  bonus is paid  annually to the firm's
non-owner   employees   based  upon  each   individual's   performance  and  the
profitability  of the firm. The incentive bonus and share of the firm's earnings engender a commitment and loyalty to the firm to always strive for success.

Winslow  provides  a  401(k)  profit-sharing  and  salary  savings  plan for all eligible  employees.  Contributions  are based on a percentage of the employee's total base salary and bonus paid during the fiscal year,  subject to a specified maximum amount.

In addition to the Fund, as of May 31, 2007,  Messrs.  Winslow,  Kelly, and Wear
managed  3 other  registered  investment  companies,  with  total  assets  under management of $1.2 billion;  2 pooled investment  vehicles other than registered investment  companies,  with total assets under management of $58.5 million; and
25 other accounts with $1.05 billion in total assets under management.

     4. In  Appendix  C,  entitled  "Additional  Information  About  the  Funds'
Portfolio Managers," in the description relating to Westfield Capital Management
Company, LLC on page C-4 (continuing onto page C-5), the fifth, sixth,  seventh,
and  eigth   paragraphs  are  deleted  and  replaced  with  the  following  four paragraphs:

In addition to the Fund,  Mr.  Muggia is the lead manager of 9 other  registered investment companies, with $3 billion in total assets under management; 3 pooled investment  vehicles other than  registered  investment  companies,  with $506.6 million in total  assets under  management;  and 511 other  accounts,  with $6.2 billion in total assets under management.  Of the 523 total accounts managed, 16 accounts,  with  total  assets  under  management  of  $1.4  billion,  charge  a performance fee.

In addition to the Fund, Mr. Bauernfeind  manages 9 other registered  investment companies, with $3 billion in total assets under management; 1 pooled investment vehicle other than registered investment companies,  with $19.4 million in total assets  under  management;  and 512 other  accounts,  with $6.2 billion in total assets under management.  Of the 522 total accounts managed,  14 accounts,  with total assets under management of $910.6 million, charge a performance fee.

In  addition  to the Fund,  Mr.  Meyers  manages 9 other  registered  investment companies, with $3 billion in total assets under management; 1 pooled investment vehicle other than registered investment companies, with $19.4 million in assets under  management;  and 510 other  accounts,  with $6.1  billion in total assets under  management.  Of the 520 total accounts managed,  14 accounts,  with total assets under management of $910.6 million, charge a performance fee.

In addition  to the Fund,  Mr.  Emerman  manages 9 other  registered  investment companies, with $3 billion in total assets under management; 1 pooled investment vehicle other than registered investment companies, with $19.4 million in assets under  management;  and 512 other  accounts,  with $6.1  billion in total assets under  management.  Of the 522 total accounts managed,  14 accounts,  with total assets under management of $910.6 million, charge a performance fee.